Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A